DoubleLine Yield Opportunities Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 3.9%
1,330,826	Castlelake Aircraft Structured Trust, Series 2021-1A-C	7.00	% (a)(b)	01/15/2046	925,692
4,355,508	JOL Air Ltd., Series 2019-1-B	4.95	% (a)	04/15/2044	3,009,055
1,578,131	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25	% (a)	12/15/2038	1,260,219
4,145,106	LendingClub Receivables Trust, Series 2020-5A-B	7.50	% (a)	03/15/2046	4,125,156
868,376	MACH 1 Cayman Ltd., Series 2019-1-B	4.34	% (a)	10/15/2039	677,890
8,192	Marlette Funding Trust, Series 2021-1A-R	0.00	% (a)(b)(c)	06/16/2031	869,057
641,176	Pagaya AI Debt Selection Trust, Series 2020-2-NOTE	7.50	% (a)	12/15/2027	634,805
5,000,000	Pagaya AI Debt Selection Trust, Series 2020-3-C	6.43	% (a)	05/17/2027	4,908,155
2,425,852	Pagaya AI Debt Selection Trust, Series 2021-3-CERT	0.00	% (a)(b)(c)	05/15/2029	1,524,954
2,303,922	Pagaya AI Debt Selection Trust, Series 2021-5-CERT	0.00	% (a)(b)(c)	08/15/2029	1,948,012
922,849	Pagaya Al Debt Selection Trust, Series 2021-3-A	1.15	% (a)	05/15/2029	899,291
1,000,000	Research-Driven Pagaya Motor Asset Trust, Series 2022-3A-C	10.04	% (a)	11/25/2030	928,382
55,000	SoFi Alternative Consumer Loan Program, Series 2021-2-R1	0.00	% (a)(b)(c)	08/15/2030	1,335,429
20,000	SoFi Professional Loan Program Trust, Series 2018-C-R1	0.00	% (a)(b)(c)	01/25/2048	281,104
1,377,157	START Ireland, Series 2019-1-C	6.41	% (a)(b)	03/15/2044	599,950
3,490,873	Start Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	2,986,672
4,000	Upstart Securitization Trust, Series 2021-2-CERT	0.00	% (b)(c)	06/20/2031	893,238
3,300	Upstart Securitization Trust, Series 2021-5-CERT	0.00	% (a)(b)(c)	11/20/2031	501,717

Total Asset Backed Obligations (Cost $32,336,923)					28,308,778

Bank Loans - 8.6%
1,210,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	8.99%		04/20/2028	1,206,787
3,153,488	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	6.87%		06/13/2024	2,797,396
1,175,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	10.62%		06/16/2025	882,090
1,338,275	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 0.75% Floor)	10.61%		10/20/2028	1,231,213
2,050,000	Applied Systems, Inc.	11.08	% (d)	09/19/2027	2,042,313
765,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%, 0.50% Floor)	10.13%		12/10/2029	662,042
548,669	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	9.63%		10/25/2028	486,944
3,249,219	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.88%, 0.75% Floor)	13.26%		10/25/2029	2,924,297
305,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	9.63%		01/31/2028	239,678
1,425,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	9.63%		01/19/2029	1,116,081
2,158,989	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.25%, 0.75% Floor)	8.68%		05/08/2028	1,528,834
2,800,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.50% Floor)	11.39%		12/10/2029	1,680,000

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan
96,142	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	8.03%	06/21/2024	86,408
388,473	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	8.61%	06/21/2024	349,140
1,836,750	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	7.81%	07/14/2026	1,656,234
696,500	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.18%, 0.50% Floor)	8.60%	04/13/2029	665,070
4,500,000	Constant Contact, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.50%)	11.41%	02/09/2029	3,472,492
1,179,045	Cross Financial Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	8.44%	09/15/2027	1,163,328
940,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (6 Month Secured Overnight Financing Rate + 7.00%)	11.70%	02/19/2029	861,980
3,800,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	11.65%	12/01/2028	3,025,750
1,665,000	DexKo Global (3 Month Secured Overnight Financing Rate + 6.50%, 0.50% Floor)	0.11%	10/04/2028	1,556,775
915,000	DG Investment Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	11.07%	03/30/2029	812,822
556,474	DirectTV Financing LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	9.38%	08/02/2027	542,969
933,193	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	9.69%	07/28/2028	886,533
157,368	Element Materials Technology Group, Inc. (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.93%	06/22/2029	154,156
72,632	Element Materials Technology Group, Inc. (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.93%	06/22/2029	71,149
1,140,750	Flynn Canada Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.50% Floor)	8.63%	07/21/2028	998,156
1,344,416	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	8.94%	02/19/2026	1,343,576
232,789	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	9.23%	09/29/2028	231,164
2,592,899	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	8.89%	01/29/2026	2,566,970
1,020,537	Groupe Solmax, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	9.48%	05/30/2028	852,148
1,110,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	10.63%	07/07/2025	1,055,610
408,775	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	8.42%	03/31/2028	388,774
246,875	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	9.08%	07/07/2028	169,316
2,035,000	Kenan Advantage Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 0.75% Floor)	11.63%	09/01/2027	1,889,162
345,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.50%, 0.75% Floor)	12.23%	04/30/2029	210,450
378,748	Lereta LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.75% Floor)	9.63%	07/27/2028	333,299

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
582,625	LSF9 Atlantis Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	11.83%		03/31/2029	567,622
785,000	MedAssets Software Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.50% Floor)	11.13%		12/17/2029	603,712
2,135,491	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.73%		10/01/2027	2,010,031
360,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	10.00%		06/21/2027	370,935
3,879,093	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%)	9.17%		03/27/2026	3,719,081
645,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.50%, 0.50% Floor)	11.23%		10/15/2029	538,978
369,375	OYO Hospitality Netherlands B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.25%, 0.75% Floor)	12.98%		06/23/2026	323,665
730,000	PetVet Care Centers LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	10.63%		02/13/2026	674,337
255,450	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.73%		12/14/2027	250,980
960,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.50% Floor)	11.48%		09/30/2029	598,805
1,178,931	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor) (1 Month LIBOR USD + 6.00% + 2.00% PIK)	10.54%		12/07/2026	509,593
471,010	Skillsoft Finance, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	9.58%		07/14/2028	395,304
750,000	Southern Veterinary Partners LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.75%, 1.00% Floor)	12.13%		09/22/2028	690,000
830,663	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	9.44%		04/16/2026	770,324
3,360,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	11.13%		07/20/2026	3,038,095
613,800	Think & Learn Private Limited, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 0.75% Floor)	10.70%		11/24/2026	494,984
1,665,117	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	5.17%		02/28/2025	1,670,986
305,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.50% Floor)	9.00%		05/03/2027	281,439
948,000	Viad Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.50% Floor)	9.38%		07/31/2028	899,121
525,000	VT Topco, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.75% Floor) (1 Month LIBOR USD + 6.75%, 0.75% Floor)	10.82%		07/31/2026	504,000
729,911	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	9.13%		06/22/2026	703,565
165,000	WWEX UNI TopCo Holdings LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.00%, 0.75% Floor)	11.73%		07/26/2029	138,291

Total Bank Loans (Cost $70,115,743)					61,894,954

Collateralized Loan Obligations - 17.7%
800,000	AIMCO Ltd., Series 2019-10A-ER (3 Month LIBOR USD + 5.95%, 5.95% Floor)	10.27	% (a)	07/22/2032	726,324
2,000,000	AIMCO Ltd., Series 2021-15A-E (3 Month LIBOR USD + 5.95%, 5.95% Floor)	10.03	% (a)	10/17/2034	1,725,809

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,450,000	Apidos, Series 2018-18A-E (3 Month LIBOR USD + 5.70%, 5.70% Floor)	10.02	% (a)	10/22/2030	1,275,112
3,000,000	Bain Capital Credit Ltd., Series 2017-2A-ER2 (3 Month LIBOR USD + 6.86%, 6.86% Floor)	11.22	% (a)	07/25/2034	2,580,229
8,000,000	Bain Capital Credit Ltd., Series 2019-3A-ER (3 Month LIBOR USD + 7.10%, 7.10% Floor)	11.38	% (a)	10/21/2034	6,923,946
1,250,000	Bain Capital Credit Ltd., Series 2022-3A-E (Secured Overnight Financing Rate 3 Month + 7.35%, 7.35% Floor)	11.21	% (a)	07/17/2035	1,090,532
1,500,000	Barings Ltd., Series 2019-2A-CR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	7.48	% (a)	04/15/2036	1,374,292
2,000,000	Barings Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	10.73	% (a)	10/15/2036	1,766,631
1,850,000	Canyon Capital Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.53%, 6.53% Floor)	10.61	% (a)	10/15/2034	1,613,238
1,000,000	Canyon Capital Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.41%, 6.41% Floor)	10.49	% (a)	04/15/2034	854,286
2,000,000	Canyon Capital Ltd., Series 2021-3A-E (3 Month LIBOR USD + 6.20%, 6.20% Floor)	10.28	% (a)	07/15/2034	1,746,765
1,875,000	Carlyle Global Market Strategies Ltd., Series 2020-2A-DR (3 Month LIBOR USD + 6.70%, 6.70% Floor)	11.06	% (a)	01/25/2035	1,680,693
1,000,000	Carlyle Global Market Strategies Ltd., Series 2021-1A-D (3 Month LIBOR USD + 6.00%, 6.00% Floor)	10.08	% (a)	04/15/2034	872,462
3,800,000	Catskill Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.00%, 0.00% Floor)	10.24	% (a)	04/20/2029	3,156,263
2,000,000	CIFC Funding Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 6.65%, 0.00% Floor)	10.73	% (a)	07/16/2030	1,677,687
3,350,000	CIFC Funding Ltd., Series 2013-3RA-D (3 Month LIBOR USD + 5.90%, 5.90% Floor)	10.22	% (a)	04/24/2031	2,818,529
1,750,000	CIFC Funding Ltd., Series 2017-5A-D (3 Month LIBOR USD + 6.10%, 0.00% Floor)	10.18	% (a)	11/16/2030	1,576,965
4,650,000	CIFC Funding Ltd., Series 2019-3A-DR (3 Month LIBOR USD + 6.80%, 6.80% Floor)	10.88	% (a)	10/16/2034	4,243,256
2,000,000	CIFC Funding Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	10.33	% (a)	07/15/2036	1,780,551
1,500,000	CIFC Funding Ltd., Series 2020-4A-E (3 Month LIBOR USD + 6.85%, 6.85% Floor)	10.93	% (a)	01/15/2034	1,382,960
500,000	CIFC Funding Ltd., Series 2021-4A-E (3 Month LIBOR USD + 6.00%, 6.00% Floor)	10.08	% (a)	07/15/2033	453,828
1,000,000	Dryden Ltd., Series 2020-77A-ER (3 Month LIBOR USD + 5.87%, 5.87% Floor)	10.55	% (a)	05/20/2034	823,856
2,500,000	Dryden Ltd., Series 2021-87A-E (3 Month LIBOR USD + 6.15%, 6.15% Floor)	10.83	% (a)	05/20/2034	2,128,036
2,000,000	Dryden Senior Loan Fund, Series 2017-54A-E (3 Month LIBOR USD + 6.20%, 0.00% Floor)	10.43	% (a)	10/19/2029	1,691,845
2,000,000	Highbridge Loan Management Ltd., Series 13A-18-E (3 Month LIBOR USD + 5.50%, 5.50% Floor)	9.58	% (a)	10/15/2030	1,685,277
1,550,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%, 0.00% Floor)	7.14	% (a)	10/20/2029	1,396,102
1,000,000	Highbridge Loan Management Ltd., Series 6A-2015-DR (3 Month LIBOR USD + 5.10%, 0.00% Floor)	9.63	% (a)	02/05/2031	823,710
1,000,000	Jay Park Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 5.20%, 5.20% Floor)	9.44	% (a)	10/20/2027	909,902
2,500,000	Madison Park Funding Ltd., Series 2017-26A-ER (3 Month LIBOR USD + 6.50%, 0.00% Floor)	10.91	% (a)	07/29/2030	2,303,390

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
750,000	Madison Park Funding Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	9.83	% (a)	10/15/2031	608,011
2,500,000	Madison Park Funding Ltd., Series 2020-45A-ER (3 Month LIBOR USD + 6.35%, 6.35% Floor)	10.43	% (a)	07/15/2034	2,235,485
2,000,000	Madison Park Funding Ltd., Series 2021-38A-E (3 Month LIBOR USD + 6.00%, 6.00% Floor)	10.08	% (a)	07/17/2034	1,746,564
500,000	Magnetite Ltd., Series 2020-26A-ER (3 Month LIBOR USD + 5.95%, 5.95% Floor)	10.31	% (a)	07/25/2034	445,955
1,000,000	Magnetite Ltd., Series 2020-28A-ER (3 Month LIBOR USD + 6.15%, 6.15% Floor)	10.39	% (a)	01/20/2035	891,246
4,000,000	Milos Ltd., Series 2017-1A-ER (3 Month LIBOR USD + 6.15%, 6.15% Floor)	10.39	% (a)	10/20/2030	3,507,777
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	10.33	% (a)	04/15/2034	2,136,522
7,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-34A-ER (Secured Overnight Financing Rate 3 Month + 6.50%, 6.50% Floor)	10.46	% (a)	01/20/2035	6,357,659
500,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	7.24	% (a)	10/20/2035	463,000
3,000,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	10.49	% (a)	10/20/2035	2,660,479
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-ERR (3 Month LIBOR USD + 6.00%, 6.00% Floor)	10.67	% (a)	11/18/2031	772,376
750,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.60%, 6.60% Floor)	10.96	% (a)	10/25/2032	673,202
1,500,000	Octagon Investment Partners Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 7.00%, 7.00% Floor)	11.24	% (a)	01/20/2035	1,313,573
5,000,000	Octagon Investment Partners Ltd., Series 2019-1A-INC	0.00	% (a)(b)(c)(e)	10/25/2032	2,614,500
500,000	Octagon Investment Partners Ltd., Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	11.45	% (a)	05/12/2031	429,055
1,000,000	Octagon Investment Partners Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.60%, 6.60% Floor)	10.68	% (a)	07/15/2036	830,454
4,000,000	Octagon Investment Partners Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.50%, 6.50% Floor)	10.58	% (a)	04/15/2034	3,453,851
3,000,000	OHA Credit Funding Ltd., Series 2019-3A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	10.49	% (a)	07/02/2035	2,661,446
500,000	Point Au Roche Park Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.10%, 6.10% Floor)	10.34	% (a)	07/20/2034	431,431
1,000,000	Reese Park Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.50%, 6.50% Floor)	10.58	% (a)	10/15/2034	865,829
5,000,000	RR Ltd., Series 2017-2A-DR (3 Month LIBOR USD + 5.80%, 5.80% Floor)	9.88	% (a)	04/15/2036	4,372,104
1,000,000	RR Ltd., Series 2019-6A-DR (3 Month LIBOR USD + 5.85%, 5.85% Floor)	9.93	% (a)	04/15/2036	845,178
3,000,000	Sound Point Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.86%, 6.86% Floor)	11.10	% (a)	07/20/2034	2,374,091
4,000,000	Sound Point Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.56%, 6.56% Floor)	10.92	% (a)	10/25/2034	3,253,407
7,000,000	Sound Point Ltd., Series 2021-2A-E (3 Month LIBOR USD + 6.36%, 6.36% Floor)	10.72	% (a)	07/25/2034	5,665,741
2,000,000	Sound Point Ltd., Series 2021-3A-E (3 Month LIBOR USD + 6.61%, 6.61% Floor)	10.97	% (a)	10/25/2034	1,621,752
7,000,000	Sound Point Ltd., Series 2021-4A-E (3 Month LIBOR USD + 6.70%, 6.70% Floor)	11.06	% (a)	10/25/2034	5,634,140

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,500,000	THL Credit Wind River Ltd., Series 2017-3A-ER (3 Month LIBOR USD + 7.05%, 7.05% Floor)	11.13	% (a)	04/15/2035	2,145,495
1,000,000	THL Credit Wind River Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.50%, 0.00% Floor)	9.58	% (a)	07/15/2030	816,693
1,000,000	THL Credit Wind River Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.75%, 0.00% Floor)	9.83	% (a)	07/15/2030	797,994
2,000,000	Thompson Park Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.31%, 6.31% Floor)	10.39	% (a)	04/15/2034	1,765,366
3,000,000	Trimaran CAVU LLC, Series 2019-1A-D (3 Month LIBOR USD + 4.15%, 4.15% Floor)	8.39	% (a)	07/20/2032	2,714,635
2,000,000	Voya Ltd., Series 2013-3A-DR (3 Month LIBOR USD + 5.90%, 5.90% Floor)	10.09	% (a)	10/18/2031	1,639,300
1,350,000	Voya Ltd., Series 2017-2A-D (3 Month LIBOR USD + 6.02%, 0.00% Floor)	10.10	% (a)	06/07/2030	1,090,155
2,700,000	Voya Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.20%, 0.00% Floor)	9.43	% (a)	04/19/2031	2,198,116
2,000,000	Voya Ltd., Series 2018-4A-E (3 Month LIBOR USD + 6.30%, 6.30% Floor)	10.38	% (a)	01/15/2032	1,782,199
1,000,000	Webster Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 5.50%, 5.50% Floor)	9.74	% (a)	07/20/2030	797,827

Total Collateralized Loan Obligations (Cost $147,135,070)					127,695,084

Foreign Corporate Bonds - 18.9%
1,903,000	ABM Investama Tbk PT	9.50	% (a)	08/05/2026	1,699,223
1,300,000	AES Andes S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	1,200,438
1,000,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	953,108
1,200,000	AES Andres B.V.	5.70	% (a)	05/04/2028	1,042,224
2,200,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.08%)	7.75	% (f)	05/25/2025	557,192
1,000,000	AI Candelaria Spain S.A.	5.75	% (a)	06/15/2033	762,080
3,250,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	2,476,760
6,000,000	Air Canada Class C Pass Through Trust	10.50	% (a)	07/15/2026	6,120,791
200,000	Alibaba Group Holding Ltd.	3.15%		02/09/2051	124,964
300,000	Alibaba Group Holding Ltd.	3.25%		02/09/2061	180,709
470,827	Alpha Holdings S.A. de C.V.	10.00	% (b)(g)	12/19/2024	—
942,731	Alpha Holdings S.A. de C.V.	9.00	% (a)(b)(g)	02/10/2025	—
2,356,827	Alpha Holdings S.A. de C.V.	9.00	% (b)(g)	02/10/2025	—
4,000,000	Altice France Holding S.A.	6.00	% (a)	02/15/2028	2,369,767
4,000,000	AMS AG	7.00	% (a)	07/31/2025	3,770,420
550,000	Aris Mining Corporation	6.88%		08/09/2026	432,030
700,000	Braskem Idesa SAPI	7.45%		11/15/2029	553,785
3,200,000	Braskem Idesa SAPI	6.99	% (a)	02/20/2032	2,290,283
3,500,000	BRF S.A.	5.75%		09/21/2050	2,503,690
2,300,000	Camposol S.A.	6.00%		02/03/2027	1,527,384
2,450,000	CAP S.A.	3.90%		04/27/2031	1,916,517
3,850,000	Central China Real Estate Ltd.	7.25%		07/16/2024	1,119,691
2,000,000	Connect Finco LLC	6.75	% (a)	10/01/2026	1,857,639
3,000,000	Coruripe Netherlands B.V.	10.00%		02/10/2027	2,407,500
4,600,000	Credito Real S.A.B. de C.V.	9.50	% (g)	02/07/2026	132,250
1,000,000	Credivalores-Crediservicios SAS	8.88	% (a)	02/07/2025	237,714

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,400,000	Credivalores-Crediservicios SAS	8.88%		02/07/2025	332,799
2,365,000	Ecopetrol S.A.	5.88%		05/28/2045	1,651,795
3,150,000	Ecopetrol S.A.	5.88%		11/02/2051	2,123,076
3,200,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	2,492,064
2,309,875	FEL Energy SARL	5.75%		12/01/2040	1,980,036
191,360	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	172,176
3,000,000	Frigorifico Concepcion S.A.	7.70	% (a)	07/21/2028	2,426,385
950,000	Frigorifico Concepcion S.A.	7.70%		07/21/2028	768,355
1,200,000	Frontera Energy Corporation	7.88	% (a)	06/21/2028	998,303
1,300,000	Gajah Tunggal Tbk PT	8.95%		06/23/2026	1,001,000
8,000,000	Garda World Security Corporation	9.50	% (a)	11/01/2027	7,716,810
1,453,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	1,271,599
2,600,000	Gran Tierra Energy, Inc.	7.75%		05/23/2027	2,110,255
3,015,000	Guacolda Energia S.A.	4.56%		04/30/2025	889,425
1,900,000	Instituto Costarricense de Electricidad	6.38%		05/15/2043	1,511,186
1,100,000	Interpipe Holdings PLC	8.38	% (a)	05/13/2026	451,572
2,660,000	Kawasan Industri Jababeka Tbk PT	7.00	% (a)(k)	12/15/2027	1,635,900
600,000	Kosmos Energy Ltd.	7.50%		03/01/2028	482,509
3,530,000	Kronos Acquisition Holdings, Inc.	7.00	% (a)	12/31/2027	2,907,837
3,650,000	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	3,016,936
1,400,000	Metinvest B.V.	7.75%		10/17/2029	710,500
2,675,000	Mexarrend SAPI de C.V.	10.25%		07/24/2024	619,126
4,400,000	Mexico City Airport Trust	5.50%		07/31/2047	3,398,318
4,500,000	Minejesa Capital B.V.	5.63%		08/10/2037	3,511,375
1,550,000	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	1,292,434
1,800,000	Movida Europe S.A.	5.25%		02/08/2031	1,351,968
1,450,000	NGD Holdings B.V.	6.75%		12/31/2026	682,950
4,850,000	OCP S.A.	5.13%		06/23/2051	3,699,992
4,750,000	Oi S.A. (8.00% + 4.00% PIK)	10.00%		07/27/2025	820,806
438,000	Operadora de Servicios Mega S.A. de C.V.	8.25	% (a)	02/11/2025	220,323
3,302,000	Operadora de Servicios Mega S.A. de C.V.	8.25%		02/11/2025	1,660,972
2,600,000	Pertamina Persero PT	4.15%		02/25/2060	1,878,758
5,460,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	4,193,645
5,700,000	Petroleos del Peru S.A.	5.63%		06/19/2047	3,738,203
3,700,000	Petroleos Mexicanos	6.38%		01/23/2045	2,299,753
1,800,000	Petroleos Mexicanos	6.75%		09/21/2047	1,152,511
2,100,000	Prime Energia S.p.A.	5.38%		12/30/2030	1,473,064
4,000,000	RKP Overseas Finance Ltd.	7.95	% (f)	02/17/2023	1,876,278
400,000	RKPF Overseas Ltd. (5 Year CMT Rate + 6.00%)	7.75	% (f)	11/18/2024	188,517
2,000,000	Ronshine China Holdings Ltd.	7.35	% (g)	12/15/2023	141,500
2,900,000	Ronshine China Holdings Ltd.	6.75	% (g)	08/05/2024	245,198
530,000	Seaspan Corporation	5.50	% (a)	08/01/2029	402,339
1,500,000	SierraCol Energy Andina LLC	6.00%		06/15/2028	1,179,082
3,600,000	SierraCol Energy Andina LLC	6.00	% (a)	06/15/2028	2,829,796
500,000	Simpar Europe S.A.	5.20%		01/26/2031	379,415
3,250,000	Telecommunications Services of Trinidad & Tobago Ltd.	8.88%		10/18/2029	2,879,549

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,175,000	Telesat LLC	5.63	% (a)	12/06/2026	1,003,268
500,000	Tencent Holdings Ltd.	3.24%		06/03/2050	317,031
1,816,000	Tervita Corporation	11.00	% (a)	12/01/2025	1,961,868
971,000	Thaioil Treasury Center Company Ltd.	3.75%		06/18/2050	604,457
2,100,000	Theta Capital Pte Ltd.	6.75%		10/31/2026	1,365,420
3,600,000	TK Elevator Holdco GmbH	7.63	% (a)	07/15/2028	2,945,298
2,500,000	Tullow Oil PLC	10.25	% (a)	05/15/2026	2,009,550
2,954,491	UEP Penonome S.A.	6.50	% (a)	10/01/2038	2,190,016
3,300,000	UPL Corporation Ltd. (5 Year CMT Rate + 3.87%)	5.25	% (f)	02/27/2025	2,310,000
2,500,000	Vedanta Resources Finance PLC	9.25%		04/23/2026	1,623,313
1,900,000	Vedanta Resources Ltd.	6.13%		08/09/2024	1,201,809
300,000	VTR Comunicaciones SpA	4.38%		04/15/2029	176,147
500,000	VTR Finance NV	6.38%		07/15/2028	193,898
1,300,000	YPF S.A.	8.50%		06/27/2029	979,167
3,600,000	YPF S.A.	7.00%		12/15/2047	2,164,801
4,600,000	Yuzhou Group Holdings Company Ltd.	7.38	% (g)	01/13/2026	448,086

Total Foreign Corporate Bonds (Cost $190,646,513)					136,496,678

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 2.6%
5,100,000	Brazilian Government International Bond	4.75%		01/14/2050	3,589,461
600,000	Colombia Government International Bond	4.13%		02/22/2042	377,295
5,100,000	Colombia Government International Bond	5.00%		06/15/2045	3,488,685
1,400,000	Dominican Republic International Bond	5.30	% (a)	01/21/2041	1,085,523
600,000	Dominican Republic International Bond	5.30%		01/21/2041	465,224
2,500,000	Dominican Republic International Bond	6.40%		06/05/2049	2,030,571
4,900,000	Mexico Government International Bond	4.40%		02/12/2052	3,620,694
900,000	Panama Government International Bond	3.87%		07/23/2060	583,546
4,000,000	Republic of South Africa Government Bond	5.65%		09/27/2047	2,953,876
850,000	Ukraine Government International Bond	9.75	% (g)	11/01/2030	176,137
3,400,000	Ukraine Government International Bond	7.25	% (g)	03/15/2035	643,426

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $27,409,548)					19,014,438

Non-Agency Commercial Mortgage Backed Obligations - 29.0%
7,500,000	Alen Mortgage Trust, Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	9.32	% (a)	04/15/2034	5,006,064
1,623,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-F (1 Month LIBOR USD + 4.00%, 4.00% Floor)	8.32	% (a)	06/15/2035	1,486,330
18,317,000	BANK, Series 2018-BN12-XE	1.50	% (a)(e)(h)	05/15/2061	1,168,460
6,978,000	BANK, Series 2018-BN12-XF	1.50	% (a)(e)(h)	05/15/2061	434,241
20,061,456	BANK, Series 2018-BN12-XG	1.50	% (a)(e)(h)	05/15/2061	1,148,217
18,522,000	BANK, Series 2019-BN16-XF	1.14	% (a)(e)(h)	02/15/2052	1,022,489
9,261,000	BANK, Series 2019-BN16-XG	1.14	% (a)(e)(h)	02/15/2052	504,224
4,631,000	BANK, Series 2019-BN16-XH	1.14	% (a)(e)(h)	02/15/2052	244,943
6,366,937	BANK, Series 2019-BN16-XJ	1.14	% (a)(e)(h)	02/15/2052	309,401
21,359,000	BANK, Series 2022-BNK43-XD	2.23	% (a)(e)(h)	08/15/2055	3,276,492
3,000,000	BBCMS Mortgage Trust, Series 2020-C7-D	3.60	% (a)(e)	04/15/2053	1,920,432

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,000,000	Beast Mortgage Trust, Series 2021-1818-G (1 Month LIBOR USD + 6.00%, 6.25% Floor)	10.32	% (a)	03/15/2036	4,493,900
7,464,000	Benchmark Mortgage Trust, Series 2018-B4-D	2.80	% (a)(e)	07/15/2051	5,274,566
12,324,000	Benchmark Mortgage Trust, Series 2021-B26-XF	1.50	% (a)(e)(h)	06/15/2054	1,058,065
5,000,000	BSREP Commercial Mortgage Trust, Series 2021-DC-G (1 Month LIBOR USD + 3.85%, 3.85% Floor)	8.17	% (a)	08/15/2038	4,041,000
2,312,977	BX Trust, Series 2017-APPL-F (1 Month LIBOR USD + 4.38%, 4.25% Floor)	8.69	% (a)	07/15/2034	2,273,968
5,100,000	BX Trust, Series 2017-SLCT-F (1 Month LIBOR USD + 4.38%, 4.25% Floor)	8.69	% (a)	07/15/2034	4,923,445
1,880,000	BX Trust, Series 2019-IMC-G (1 Month LIBOR USD + 3.60%, 3.60% Floor)	7.92	% (a)	04/15/2034	1,746,602
3,725,058	BX Trust, Series 2021-21M-H (1 Month LIBOR USD + 4.01%, 4.01% Floor)	8.33	% (a)	10/15/2036	3,385,422
3,500,000	BX Trust, Series 2021-VIEW-F (1 Month LIBOR USD + 3.93%, 3.93% Floor)	8.25	% (a)	06/15/2036	3,187,096
2,500,000	BX Trust, Series 2021-VIEW-G (1 Month LIBOR USD + 4.93%, 4.93% Floor)	9.25	% (a)	06/15/2036	2,265,837
4,942,815	BX Trust, Series 2022-PSB-E (Secured Overnight Financing Rate 1 Month + 6.34%, 6.34% Floor)	10.67	% (a)	08/15/2039	4,912,815
3,000,000	CFCRE Commercial Mortgage Trust, Series 2016-C7-C	4.39	% (e)	12/10/2054	2,508,472
5,008,323	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% (a)(e)	02/10/2048	4,391,150
70,622,151	Commercial Mortgage Pass-Through Trust, Series 2013-CR13-XA	0.72	% (e)(h)	11/10/2046	360,109
5,088,000	CSAIL Commercial Mortgage Trust, Series 2016-C6-D	4.92	% (a)(e)	01/15/2049	3,930,654
74,895,657	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	0.66	% (e)(h)	09/15/2050	1,361,775
2,500,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-E	2.50	% (a)	03/15/2053	1,449,838
13,238,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-XD	1.11	% (a)(e)(h)	03/15/2053	820,919
18,014,000	CSMC Trust, Series 2016-NXSR-XE	1.00	% (a)(e)(h)	12/15/2049	518,818
7,058,000	CSMC Trust, Series 2017-PFHP-F (1 Month LIBOR USD + 4.49%, 4.49% Floor)	8.81	% (a)	12/15/2030	6,354,022
4,000,000	CSWF Trust, Series 2018-TOP-H (1 Month LIBOR USD + 3.41%, 3.41% Floor)	7.73	% (a)	08/15/2035	3,688,822
4,622,000	DBJPM Mortgage Trust, Series 2016-C1-C	3.32	% (e)	05/10/2049	3,823,684
2,100,000	Del Amo Fashion Center Trust, Series 2017-AMO-C	3.64	% (a)(e)	06/05/2035	1,621,225
4,000,000	DOLP Trust, Series 2021-NYC-F	3.70	% (a)(e)	05/10/2041	2,477,515
4,000,000	DOLP Trust, Series 2021-NYC-G	3.70	% (a)(e)	05/10/2041	2,378,792
1,984,389	FREMF Mortgage Trust, Series 2016-KF16-B (1 Month LIBOR USD + 6.64%, 0.00% Floor)	10.78	% (a)	03/25/2026	1,956,036
2,375,960	FREMF Mortgage Trust, Series 2016-KF19-B (1 Month LIBOR USD + 5.50%, 5.50% Floor)	9.64	% (a)	06/25/2023	2,353,249
1,242,131	FREMF Mortgage Trust, Series 2016-KF23-B (1 Month LIBOR USD + 5.15%, 0.00% Floor)	9.29	% (a)	09/25/2023	1,232,277
4,232,170	FREMF Mortgage Trust, Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	9.94	% (a)	11/25/2028	3,884,140
8,130,760	FREMF Mortgage Trust, Series 2019-KF71-C (1 Month LIBOR USD + 6.00%, 6.00% Floor)	10.14	% (a)	10/25/2029	7,674,054
3,000,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	9.32	% (a)	11/15/2036	2,690,183
3,000,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-H (1 Month LIBOR USD + 5.93%, 5.93% Floor)	10.25	% (a)	11/15/2026	2,650,068
2,163,000	GS Mortgage Securities Corporation Trust, Series 2021-IP-F (1 Month LIBOR USD + 4.55%, 4.55% Floor)	8.87	% (a)	10/15/2036	2,046,038

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,859,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.52	% (a)(e)	11/10/2047	1,257,305
2,149,788	GS Mortgage Securities Trust, Series 2015-GC28-D	4.31	% (a)(e)	02/10/2048	1,883,298
7,458,448	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.20	% (e)(h)	10/10/2049	254,608
2,939,142	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1-AJ	6.82	% (e)	02/15/2051	2,769,661
4,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-G (1 Month LIBOR USD + 4.05%, 4.05% Floor)	8.37	% (a)	07/15/2036	3,636,239
4,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-XG	0.50	% (a)(e)(h)	07/15/2036	13,373
28,230,165	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-XA	0.60	% (e)(h)	09/15/2047	207,441
3,998,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-D	3.87	% (a)(e)	01/15/2048	3,229,680
2,265,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.81	% (a)(e)	02/15/2048	1,846,033
44,949,691	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.11	% (e)(h)	11/15/2048	784,601
25,460,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XB	0.43	% (e)(h)	05/13/2053	684,927
10,244,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XD	1.97	% (a)(e)(h)	05/13/2053	1,107,489
5,000,000	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	9.57	% (a)	11/15/2038	4,541,782
600,000	MFT Trust, Series 2020-ABC-D	3.48	% (a)(e)	02/10/2042	392,725
4,000,000	MHC Commercial Mortgage Trust, Series 2021-MHC2-J (1 Month LIBOR USD + 4.25%, 4.25% Floor)	8.57	% (a)	05/15/2038	3,659,709
7,186,250	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21-C	4.13	% (e)	03/15/2048	6,015,206
5,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24	% (a)(e)	12/15/2047	4,016,777
3,675,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-D	2.70	% (a)	11/15/2052	2,448,309
2,000,000	Morgan Stanley Capital Trust, Series 2018-H4-D	3.00	% (a)	12/15/2051	1,275,941
5,000,000	Morgan Stanley Capital Trust, Series 2019-PLND-G (1 Month LIBOR USD + 3.65%, 3.65% Floor)	7.97	% (a)	05/15/2036	3,278,831
459,062,677	Morgan Stanley Capital Trust, Series 2022-L8-XA	0.04	% (e)(h)	04/15/2055	1,791,217
7,234,429	SMR Mortgage Trust, Series 2022-IND-G (Secured Overnight Financing Rate 1 Month + 7.50%, 7.50% Floor)	11.84	% (a)	02/15/2039	6,578,461
4,050,401	Tharaldson Hotel Portfolio Trust, Series 2018-THL-F (1 Month LIBOR USD + 4.25%, 3.95% Floor)	8.47	% (a)	11/11/2034	3,814,705
4,000,000	TPGI Trust, Series 2021-DGWD-G (1 Month LIBOR USD + 3.85%, 3.85% Floor)	8.17	% (a)	06/15/2026	3,721,948
7,401,224	TTAN, Series 2021-MHC-G (1 Month LIBOR USD + 4.20%, 4.20% Floor)	8.52	% (a)	03/15/2038	6,928,348
5,000,000	UBS Commercial Mortgage Trust, Series 2017-C6-D	2.50	% (a)(e)	12/15/2050	3,212,698
2,500,000	UBS Commercial Mortgage Trust, Series 2018-C14-C	5.23	% (e)	12/15/2051	2,048,788
6,891,216	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	4.07	% (a)(e)	03/10/2046	6,303,021
3,285,845	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21-E	5.10	% (a)(e)	10/15/2044	2,595,818
7,910,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-D	4.08	% (e)	05/15/2048	6,719,271
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-D	3.12	% (a)	03/15/2059	1,571,750

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,514,242	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.06	% (e)	06/15/2049	3,736,947
3,200,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-D	3.25	% (a)	01/15/2060	2,316,942

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $235,317,347)					208,899,698

Non-Agency Residential Collateralized Mortgage Obligations - 18.5%
9,535,074	ACE Securities Corporation Home Equity Loan Trust, Series 2006-HE4-A2B (1 Month LIBOR USD + 0.22%, 0.22% Floor)	4.61%		10/25/2036	3,757,480
10,000,000	AMSR Trust, Series 2020-SFR4-G2	4.87	% (a)	11/17/2037	8,932,617
8,425,664	Connecticut Avenue Securities Trust, Series 2019-R05-1B1 (1 Month LIBOR USD + 4.10%, 0.00% Floor)	8.49	% (a)	07/25/2039	8,544,338
3,900,000	Connecticut Avenue Securities Trust, Series 2019-R07-1B1 (1 Month LIBOR USD + 3.40%, 0.00% Floor)	7.79	% (a)	10/25/2039	3,783,581
8,400,000	Connecticut Avenue Securities Trust, Series 2021-R02-2B2 (Secured Overnight Financing Rate 30 Day Average + 6.20%, 0.00% Floor)	10.13	% (a)	11/25/2041	7,150,282
6,082,272	Countrywide Alternative Loan Trust, Series 2005-J12-2A1 (1 Month LIBOR USD + 0.54%, 0.54% Floor, 11.00% Cap)	4.93%		08/25/2035	3,350,481
10,000,000	Deephaven Residential Mortgage Trust, Series 2020-2-B3	5.85	% (a)(e)	05/25/2065	8,695,024
9,250,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA1-B2 (1 Month LIBOR USD + 5.25%, 0.00% Floor)	9.64	% (a)	01/25/2050	8,000,839
3,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2-B2 (1 Month LIBOR USD + 4.80%, 0.00% Floor)	9.19	% (a)	02/25/2050	2,470,728
6,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA6-B2 (Secured Overnight Financing Rate 30 Day Average + 5.65%, 0.00% Floor)	9.58	% (a)	12/25/2050	5,126,660
1,200,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-HQA2-B1 (1 Month LIBOR USD + 4.10%, 0.00% Floor)	8.49	% (a)	03/25/2050	1,182,166
22,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-HQA2-B2 (1 Month LIBOR USD + 7.60%, 0.00% Floor)	11.99	% (a)	03/25/2050	20,983,426
9,750,000	Federal Home Loan Mortgage Corporation, STACR REMIC Trust, Series 2020-HQA5-B2 (Secured Overnight Financing Rate 30 Day Average + 7.40%, 0.00% Floor)	11.33	% (a)	11/25/2050	8,881,576
1,500,000	GS Mortgage-Backed Securities Trust, Series 2020-NQM1-B2	6.02	% (a)(e)	09/27/2060	1,238,743
8,000,000	Homeward Opportunities Fund Trust, Series 2020-2-B1	5.45	% (a)(e)	05/25/2065	7,101,632
710,684	Homeward Opportunities Fund Trust, Series 2020-BPL1-A2	5.44	% (a)(k)	08/25/2025	711,552
6,599,943	JP Morgan Alternative Loan Trust, Series 2007-A2-12A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 11.50% Cap)	4.79%		06/25/2037	2,807,724
4,102,000	New Residential Mortgage Loan Trust, Series 2020-NQM2-B1	4.14	% (a)(e)	05/24/2060	3,149,496
2,886,000	New Residential Mortgage Loan Trust, Series 2020-NQM2-B2	4.14	% (a)(e)	05/24/2060	2,120,527
4,000,000	Progress Residential Trust, Series 2019-SFR3-G	4.12	% (a)	09/17/2036	3,762,442
4,569,106	TBW Mortgage Backed Pass Through Trust, Series 2007-2-A1A	5.96	% (e)	07/25/2037	1,472,122
2,500,000	Verus Securitization Trust, Series 2020-2-B1	5.36	% (a)(e)	05/25/2060	2,229,499
5,000,000	Verus Securitization Trust, Series 2020-4-B2	5.60	% (a)(e)	05/25/2065	3,621,273
1,235,000	Verus Securitization Trust, Series 2020-INV1-B1	5.75	% (a)(e)	03/25/2060	1,131,781
3,300,000	Verus Securitization Trust, Series 2020-INV1-B2	6.00	% (a)(e)	03/25/2060	2,944,928
9,222,000	Vista Point Securitization Trust, Series 2020-1-B2	5.38	% (a)(e)	03/25/2065	7,809,126
3,396,000	Vista Point Securitization Trust, Series 2020-2-B2	5.16	% (a)(e)	04/25/2065	2,842,208

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $148,978,510)					133,802,251

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

US Corporate Bonds - 20.3%
3,280,000	Air Methods Corporation	8.00	% (a)	05/15/2025	178,875
5,130,000	Alliant Holdings Intermediate LLC	6.75	% (a)	10/15/2027	4,622,181
7,425,000	Allied Universal Holdco LLC	9.75	% (a)	07/15/2027	6,475,714
4,485,000	Artera Services LLC	9.03	% (a)	12/04/2025	3,743,495
1,975,000	ASP Unifrax Holdings, Inc.	7.50	% (a)	09/30/2029	1,256,100
2,485,000	BCPE Empire Holdings, Inc.	7.63	% (a)	05/01/2027	2,231,605
535,000	Boxer Parent Company, Inc.	7.13	% (a)	10/02/2025	521,139
4,000,000	Caesars Entertainment, Inc.	8.13	% (a)	07/01/2027	3,938,440
595,000	Carnival Corporation	7.63	% (a)	03/01/2026	472,647
5,995,000	Castle US Holding Corporation	9.50	% (a)	02/15/2028	2,386,759
3,315,000	Cengage Learning, Inc.	9.50	% (a)	06/15/2024	3,166,604
1,865,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)	06/01/2029	1,372,910
2,335,000	Cobra AcquisitionCo LLC	6.38	% (a)	11/01/2029	1,380,685
2,490,000	Community Health Systems, Inc.	6.88	% (a)	04/15/2029	1,284,424
405,000	Coty, Inc.	6.50	% (a)	04/15/2026	389,428
1,365,000	CSI Compressco LP	7.50	% (a)	04/01/2025	1,278,432
3,700,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	3,324,110
792,284	CWT Travel Group, Inc.	8.50	% (a)	11/19/2026	673,521
3,895,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	3,433,261
1,500,000	DISH DBS Corporation	5.75	% (a)	12/01/2028	1,200,000
5,583,000	Embarq Corporation	8.00%		06/01/2036	2,608,406
1,540,000	Endo Luxembourg Finance Company SARL	6.13	% (a)(g)	04/01/2029	1,171,129
4,395,000	Endurance International Group Holdings, Inc.	6.00	% (a)	02/15/2029	3,026,836
2,505,000	EQM Midstream Partners LP	6.50	% (a)	07/01/2027	2,398,537
2,665,000	Ferrellgas LP	5.88	% (a)	04/01/2029	2,195,214
800,000	Fertitta Entertainment LLC	6.75	% (a)	01/15/2030	646,780
1,200,000	Frontier Communications Holdings LLC	6.75	% (a)	05/01/2029	994,356
1,640,000	Full House Resorts, Inc.	8.25	% (a)	02/15/2028	1,453,958
965,000	Hightower Holding LLC	6.75	% (a)	04/15/2029	811,149
3,000,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	2,516,554
1,443,433	JetBlue Pass Through Trust - Class B	8.00%		11/15/2027	1,411,516
1,010,000	LBM Acquisition LLC	6.25	% (a)	01/15/2029	644,028
855,000	LD Holdings Group LLC	6.13	% (a)	04/01/2028	518,553
1,370,000	Lions Gate Capital Holdings LLC	5.50	% (a)	04/15/2029	796,103
3,030,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	2,685,519
2,550,000	McGraw-Hill Education, Inc.	5.75	% (a)	08/01/2028	2,146,679
1,840,000	Metis Merger Sub LLC	6.50	% (a)	05/15/2029	1,547,040
2,080,000	Minerva Merger Sub, Inc.	6.50	% (a)	02/15/2030	1,536,719
3,005,000	NFP Corporation	6.88	% (a)	08/15/2028	2,483,569
5,765,000	NGL Energy Operating LLC	7.50	% (a)	02/01/2026	5,143,079
1,575,000	NuStar Logistics LP	6.38%		10/01/2030	1,459,143
250,000	Olympus Water US Holding Corporation	6.25	% (a)	10/01/2029	190,127
650,000	Par Petroleum LLC	12.88	% (a)	01/15/2026	688,753
780,000	Park River Holdings, Inc.	5.63	% (a)	02/01/2029	520,420
1,435,000	PECF USS Intermediate Holding Corporation	8.00	% (a)	11/15/2029	934,171

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,250,000	Performance Food Group, Inc.	6.88	% (a)	05/01/2025	1,254,737
3,835,000	PetSmart, Inc.	7.75	% (a)	02/15/2029	3,608,994
7,250,000	Radiology Partners, Inc.	9.25	% (a)	02/01/2028	4,081,271
200,000	Sabre Global, Inc.	9.25	% (a)	04/15/2025	199,575
3,305,000	Sabre Global, Inc.	7.38	% (a)	09/01/2025	3,181,707
2,635,000	SEG Holding LLC	5.63	% (a)	10/15/2028	2,484,858
4,170,000	SWF Escrow Issuer Corporation	6.50	% (a)	10/01/2029	2,421,728
3,410,000	TKC Holdings, Inc.	10.50	% (a)	05/15/2029	1,915,366
885,000	TMS International Corporation	6.25	% (a)	04/15/2029	635,169
780,000	TransDigm, Inc.	8.00	% (a)	12/15/2025	793,252
4,798,000	Trident TPI Holdings, Inc.	9.25	% (a)	08/01/2024	4,593,420
2,365,000	Triton Water Holdings, Inc.	6.25	% (a)	04/01/2029	1,900,136
3,104,000	Triumph Group, Inc.	8.88	% (a)	06/01/2024	3,163,131
6,300,000	Triumph Group, Inc.	7.75%		08/15/2025	5,368,671
3,590,000	Uber Technologies, Inc.	8.00	% (a)	11/01/2026	3,609,644
1,500,000	Uber Technologies, Inc.	7.50	% (a)	09/15/2027	1,504,095
1,785,000	United Natural Foods, Inc.	6.75	% (a)	10/15/2028	1,717,938
2,460,000	Uniti Group LP	6.50	% (a)	02/15/2029	1,634,350
2,845,000	Univision Communications, Inc.	6.63	% (a)	06/01/2027	2,750,930
4,000,000	Verscend Escrow Corporation	9.75	% (a)	08/15/2026	3,927,440
2,400,000	ViaSat, Inc.	6.50	% (a)	07/15/2028	1,804,435
1,050,000	Vibrantz Technologies, Inc.	9.00	% (a)	02/15/2030	793,759
2,165,000	Viking Cruises Ltd.	13.00	% (a)	05/15/2025	2,287,619
2,375,000	Virtusa Corporation	7.13	% (a)	12/15/2028	1,813,367
91,000	Weatherford International Ltd.	11.00	% (a)	12/01/2024	93,163
1,255,000	Weatherford International Ltd.	6.50	% (a)	09/15/2028	1,232,084
3,280,000	Weatherford International Ltd.	8.63	% (a)	04/30/2030	3,155,666
2,540,000	Wheel Pros, Inc.	6.50	% (a)	05/15/2029	901,700

Total US Corporate Bonds (Cost $185,461,985)					146,686,873

US Government and Agency Mortgage Backed Obligations - 2.4%
2,778,217	Federal Home Loan Mortgage Corporation REMICS, Series 3997-SA (-1 x 1 Month LIBOR USD + 6.50%, 0.00% Floor, 6.50% Cap)	2.18	% (i)(h)	02/15/2042	303,639
2,951,872	Federal Home Loan Mortgage Corporation REMICS, Series 4091-VI (-1 x 1 Month LIBOR USD + 5.00%, 0.00% Floor, 5.00% Cap)	0.88	% (i)(h)	11/15/2040	170,293
5,863,130	Federal Home Loan Mortgage Corporation REMICS, Series 4119-SC (-1 x 1 Month LIBOR USD + 6.15%, 0.00% Floor, 6.15% Cap)	1.83	% (i)(h)	10/15/2042	598,940
3,204,778	Federal Home Loan Mortgage Corporation REMICS, Series 4643-SA (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.68	% (i)(h)	01/15/2047	318,317
11,325,489	Federal Home Loan Mortgage Corporation REMICS, Series 4863-IA	4.50	% (h)	03/15/2045	1,473,119
16,763,992	Federal Home Loan Mortgage Corporation REMICS, Series 5004-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 6.10%, 0.00% Floor, 6.10% Cap)	2.17	% (i)(h)	08/25/2050	2,375,977
7,665,595	Federal Home Loan Mortgage Corporation, Series 313-S1 (-1 x 1 Month LIBOR USD + 5.90%, 0.00% Floor, 5.90% Cap)	1.58	% (i)(h)	09/15/2043	698,837

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,076,924	Federal National Mortgage Association REMICS, Series 2012-124-SE (-1 x 1 Month LIBOR USD + 6.15%, 0.00% Floor, 6.15% Cap)	1.76	% (i)(h)	11/25/2042	793,068
10,227,459	Federal National Mortgage Association REMICS, Series 2012-84-HS (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.61	% (i)(h)	08/25/2042	964,784
5,709,038	Federal National Mortgage Association REMICS, Series 2017-69-ES (-1 x 1 Month LIBOR USD + 6.15%, 0.00% Floor, 6.15% Cap)	1.76	% (i)(h)	09/25/2047	591,912
7,601,410	Federal National Mortgage Association REMICS, Series 2019-25-SB (-1 x 1 Month LIBOR USD + 6.05%, 0.00% Floor, 6.05% Cap)	1.66	% (i)(h)	06/25/2049	750,956
45,375,612	Federal National Mortgage Association, Series 2019-M26-X1	0.62	% (e)(h)	03/25/2030	1,383,688
11,403,772	Government National Mortgage Association, Series 2019-22-SA (-1 x 1 Month LIBOR USD + 5.60%, 0.00% Floor, 5.60% Cap)	1.25	% (i)(h)	02/20/2045	1,154,204
6,230,719	Government National Mortgage Association, Series 2020-21-NS (-1 x 1 Month LIBOR USD + 6.05%, 0.00% Floor, 6.05% Cap)	1.70	% (i)(h)	04/20/2048	496,490
7,526,448	Government National Mortgage Association, Series 2020-47-SL (-1 x 1 Month LIBOR USD + 5.37%, 0.00% Floor, 5.37% Cap)	1.02	% (i)(h)	07/20/2044	472,532
13,500,443	Government National Mortgage Association, Series 2020-61-SU (-1 x 1 Month LIBOR USD + 5.60%, 0.00% Floor, 5.60% Cap)	1.27	% (i)(h)	07/16/2045	1,030,436
5,031,073	Government National Mortgage Association, Series 2020-77-SU (-1 x 1 Month LIBOR USD + 6.10%, 0.00% Floor, 6.10% Cap)	1.75	% (i)(h)	09/20/2047	531,559
27,433,580	Government National Mortgage Association, Series 2021-97-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	% (i)(h)	06/20/2051	176,165
31,516,046	Government National Mortgage Association, Series 2021-H04-BI	1.85	% (e)(h)	02/01/2071	1,394,554
33,029,471	Government National Mortgage Association, Series 2021-H07-AI	0.01	% (e)(h)	05/20/2071	1,271,945

Total US Government and Agency Mortgage Backed Obligations (Cost $32,485,984)					16,951,415

Common Stocks - 0.0% (n)
23,484	CWT Travel Holdings, Inc. (b)(j)				158,517

Total Common Stocks (Cost $481,305)					158,517

Escrow Notes - 0.0% (n)
500,000	Alpha Holdings S.A. de C.V. (b)(j)				—
500,000	Alpha Holdings S.A. de C.V. (b)(j)				—
3,500,000	Alpha Holdings S.A. de C.V. (b)(j)				—
3,500,000	Alpha Holdings S.A. de C.V. (b)(j)				—

Total Escrow Notes (Cost $-)					—

Preferred Stocks - 1.1%
400,000	AGNC Investment Corporation, Series F (3 Month LIBOR USD + 4.70%)	6.13	% (f)	04/15/2025	7,712,000
10,223	Riverbed Technologies, Inc. (b)(j)				7,718

Total Preferred Stocks (Cost $8,891,565)					7,719,718

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Real Estate Investment Trusts - 1.0%
650,000	AGNC Investment Corporation				6,727,500
30,000	Chimera Investment Corporation (3 Month LIBOR USD + 5.38%)	8.00	% (f)	03/30/2024	564,900

Total Real Estate Investment Trusts (Cost $9,077,735)					7,292,400

Short Term Investments - 1.5%
3,503,008	First American Government Obligations Fund - Class U	4.10	% (l)		3,503,008
3,503,008	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	4.11	% (l)		3,503,008
3,503,008	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	4.11	% (l)		3,503,008

Total Short Term Investments (Cost $10,509,024)					10,509,024

Total Investments - 125.5% (Cost $1,098,847,252) (m)					905,429,828
Liabilities in Excess of Other Assets - (25.5)%					(184,024,518)

NET ASSETS - 100.0%					$721,405,310

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Value determined using significant unobservable inputs.

(c)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(d)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(e)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(f)	Perpetual maturity. The date disclosed is the next call date of the security.

(g)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(h)	Interest only security

(i)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	Non-income producing security

(k)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(l)	Seven-day yield as of period end

(m)

Under the Fund’s credit agreement, the lender, through its agent, has been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowing under the line of credit with the lender.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	29.0%
US Corporate Bonds	20.3%
Foreign Corporate Bonds	18.9%
Non-Agency Residential Collateralized Mortgage Obligations	18.5%
Collateralized Loan Obligations	17.7%
Bank Loans	8.6%
Asset Backed Obligations	3.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.6%
US Government and Agency Mortgage Backed Obligations	2.4%
Short Term Investments	1.5%
Preferred Stocks	1.1%
Real Estate Investment Trusts	1.0%
Common Stocks	0.0%	(n)
Escrow Notes	0.0%	(n)
Other Assets and Liabilities	(25.5)%

	100.0%

(n)	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	29.0%
Non-Agency Residential Collateralized Mortgage Obligations	18.5%
Collateralized Loan Obligations	17.7%
Energy	7.4%
Asset Backed Obligations	3.9%
Commercial Services	3.3%
Electronics/Electric	3.3%
Real Estate	3.1%
Technology	2.9%
Media	2.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.6%
Utilities	2.6%
Aerospace & Defense	2.6%
US Government and Agency Mortgage Backed Obligations	2.4%
Chemicals/Plastics	2.2%
Consumer Products	2.1%
Telecommunications	1.6%
Transportation	1.5%
Short Term Investments	1.5%
Retailers (other than Food/Drug)	1.3%
Healthcare	1.2%
Mining	1.2%
Finance	1.2%
Business Equipment and Services	1.1%
Automotive	1.1%
Insurance	1.0%
Financial Intermediaries	0.9%
Hotels/Motels/Inns and Casinos	0.8%
Containers and Glass Products	0.7%
Food Products	0.7%
Industrial Equipment	0.5%
Leisure	0.5%
Diversified Manufacturing	0.4%
Chemical Products	0.4%
Food/Drug Retailers	0.3%
Construction	0.3%
Environmental Control	0.3%
Building and Development (including Steel/Metals)	0.2%
Pharmaceuticals	0.2%
Food Service	0.1%
Other Assets and Liabilities	(25.5)%

100.0%

Notes to Schedule of Investments

December 31, 2022 (Unaudited)

1.  Organization

DoubleLine Yield Opportunities Fund (the “Fund”) is organized as a non-diversified, limited term, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder. The Fund was organized as a Massachusetts business trust on September 17, 2019 and commenced operations on February 26, 2020. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DLY”. The Fund’s investment objective is to seek a high level of total return, with an emphasis on current income.

The Fund has a limited term and intends to terminate as of the first business day following the twelfth anniversary of the effective date of the Fund’s initial registration statement, February 25, 2032 (the “Dissolution Date”); provided that the Fund’s Board of Trustees (the “Board”) may, by a vote of the majority of the Board and seventy-five percent (75%) of the Continuing Trustees, as such term is defined in the Fund’s Second Amended and Restated Agreement and Declaration of Trust (a “Board Action Vote”), without shareholder approval, extend the Dissolution Date (i) once for up to one year, and (ii) once for up to an additional six months, to a date up to and including the eighteenth month after the initial Dissolution Date, which later date shall then become the Dissolution Date. At the Dissolution Date, each holder of common shares of beneficial interest (“Common Shareholder”) would be paid a pro rata portion of the Fund’s net assets as determined as of the Dissolution Date. The Board may, by a Board Action Vote, cause the Fund to conduct a tender offer, as of a date within twelve months preceding the Dissolution Date (as may be extended as described above), to all Common Shareholders to purchase 100% of the then outstanding common shares of the Fund at a price equal to the net asset value (“NAV”) per common share on the expiration date of the tender offer (an “Eligible Tender Offer”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each Common Shareholder; provided that if the number of properly tendered Common Shares would result in the Fund having aggregate net assets below $200 million (the “Dissolution Threshold”), the Eligible Tender Offer will be canceled, no Common Shares will be repurchased pursuant to the Eligible Tender Offer, and the Fund will terminate as otherwise scheduled.

The Fund sold and issued 5,000 shares of beneficial interest at $20.00 per share to DoubleLine Asset Management Company LLC (“DAMCO”), a wholly owned subsidiary of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”). The Fund issued 46,000,000 common shares of beneficial interest in its initial public offering at $20.00 per share. The Fund issued an additional 1,900,000 common shares at $20.00 per share in connection with the underwriter’s over-allotment option.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service. Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Fund may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December, 31, 2022:

Category
Investments in Securities
Level 1
Money Market Funds	$10,509,024
Preferred Stocks	7,712,000
Real Estate Investment Trusts	7,292,400

Total Level 1	25,513,424

Category
Level 2
Non-Agency Commercial Mortgage Backed Obligations	208,899,698
US Corporate Bonds	146,686,873
Foreign Corporate Bonds	136,496,678
Non-Agency Residential Collateralized Mortgage Obligations	133,802,251
Collateralized Loan Obligations	125,080,584
Bank Loans	61,894,954
Asset Backed Obligations	19,429,625
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	19,014,438
US Government and Agency Mortgage Backed Obligations	16,951,415

Total Level 2	868,256,516
Level 3
Asset Backed Obligations	8,879,153
Collateralized Loan Obligations	2,614,500
Common Stocks	158,517
Preferred Stocks	7,718
Foreign Corporate Bonds	—

Total Level 3	11,659,888

Total	$905,429,828

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$12,701,366	$—	$(3,867,078)	$—	$44,865	$—	$—	$—	$8,879,153	$(3,853,130)
Collateralized Loan Obligations	2,923,176	—	(308,676)	—	—	—	—	—	2,614,500	(308,676)
Common Stocks	234,840	—	(76,323)	—	—	—	—	—	158,517	(76,323)
Preferred Stocks	10,223	—	(2,505)	—	—	—	—	—	7,718	(2,505)
Foreign Corporate Bonds	—	16,515	(19,083)	—	—	2,568	—	—	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—

Total	$15,869,605	$16,515	$(4,273,665)	$—	$44,865	$2,568	$—	$—	$11,659,888	$(4,240,634)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,879,153	Market Comparables	Market Quotes	$43.56 - $22,330.94 ($4,593.11)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$2,614,500	Market Comparables	Market Quotes	$52.29 ($52.29)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$158,517	Market Comparables	Market Quotes	$6.75 ($6.75)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Preferred Stocks	$7,718	Market Comparables	Market Quotes	$0.76 ($0.76)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.